Loss per share (Schedule of detailed information about basic and diluted loss per share) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Numerator
Loss attributable to common shareholders	$ (1,245,393)	$ (2,832,864)	$ (2,362,239)
Loss used in computation of basic and diluted loss per share	$ (1,245,393)	$ (2,832,864)	$ (2,362,239)
Denominator
Weighted average number of common shares for computation of basic and diluted loss per share	377,380,476	288,398,051	237,242,674